Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2045 Portfolio

September 30, 2019

VF-2045-QTLY-1119
1.903285.110

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 52.4%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	129,774	$4,396,738
VIP Equity-Income Portfolio Initial Class (a)	204,454	4,606,342
VIP Growth & Income Portfolio Initial Class (a)	259,173	5,258,613
VIP Growth Portfolio Initial Class (a)	63,246	4,497,418
VIP Mid Cap Portfolio Initial Class (a)	41,500	1,280,690
VIP Value Portfolio Initial Class (a)	230,825	3,381,587
VIP Value Strategies Portfolio Initial Class (a)	134,815	1,655,529
TOTAL DOMESTIC EQUITY FUNDS
(Cost $24,074,401)		25,076,917

International Equity Funds - 37.6%
VIP Emerging Markets Portfolio Initial Class (a)	514,781	5,986,903
VIP Overseas Portfolio Initial Class (a)	555,932	11,991,455
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $16,506,477)		17,978,358

Bond Funds - 9.0%
Fidelity Inflation-Protected Bond Index Fund (a)	93,638	954,167
Fidelity Long-Term Treasury Bond Index Fund (a)	82,122	1,221,159
VIP High Income Portfolio Initial Class (a)	172,492	953,879
VIP Investment Grade Bond Portfolio Initial Class (a)	87,331	1,170,238
TOTAL BOND FUNDS
(Cost $4,054,154)		4,299,443

Short-Term Funds - 1.0%
VIP Government Money Market Portfolio Initial Class 1.8% (a)(b)
(Cost $477,688)	477,688	477,688
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $45,112,720)		47,832,406
NET OTHER ASSETS (LIABILITIES) - 0.0%		(7,456)
NET ASSETS - 100%		$47,824,950

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$352,900	$630,193	$54,041	$1,484	$568	$24,547	$954,167
Fidelity Long-Term Treasury Bond Index Fund	1,518,153	800,787	1,449,419	36,776	176,076	175,562	1,221,159
VIP Contrafund Portfolio Initial Class	3,648,605	1,466,185	975,594	464,951	(22,157)	279,699	4,396,738
VIP Emerging Markets Portfolio Initial Class	3,745,635	1,998,718	397,790	--	19,534	620,806	5,986,903
VIP Equity-Income Portfolio Initial Class	3,827,063	1,376,212	1,046,998	280,519	(20,983)	471,048	4,606,342
VIP Government Money Market Portfolio Initial Class 1.8%	276,899	237,517	36,728	5,518	--	--	477,688
VIP Growth & Income Portfolio Initial Class	4,362,874	1,729,694	1,094,981	500,777	(27,344)	288,370	5,258,613
VIP Growth Portfolio Initial Class	3,728,207	1,274,127	1,016,752	263,745	17,830	494,006	4,497,418
VIP High Income Portfolio Initial Class	625,306	328,968	75,080	5,621	(993)	75,678	953,879
VIP Investment Grade Bond Portfolio Initial Class	173,048	1,053,479	67,610	826	758	10,563	1,170,238
VIP Mid Cap Portfolio Initial Class	1,058,265	434,852	243,800	126,316	(14,802)	46,175	1,280,690
VIP Overseas Portfolio Initial Class	7,291,740	4,316,309	643,027	292,835	12,927	1,013,506	11,991,455
VIP Value Portfolio Initial Class	2,808,230	962,916	753,233	197,898	(42,766)	406,440	3,381,587
VIP Value Strategies Portfolio Initial Class	1,369,542	505,371	383,401	146,219	(29,151)	193,168	1,655,529
Total	$34,786,467	$17,115,328	$8,238,454	$2,323,485	$69,497	$4,099,568	$47,832,406

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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